Financial Investments (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Schedules of financial investments

Carrying amounts of financial investments
		30 Jun	31 Dec
		2019	2018
	Footnotes	$m	$m
Financial investments measured at fair value through other comprehensive income		346,887	344,767
– treasury and other eligible bills		75,470	96,642
– debt securities		269,471	246,371
– equity securities		1,851	1,657
– other instruments	1	95	97
Debt instruments measured at amortised cost	2	81,214	62,666
– treasury and other eligible bills		6,744	679
– debt securities		74,470	61,987
At the end of the period		428,101	407,433

1	‘Other Instruments’ are comprised of loans and advances.

2	Fair value: $83.9bn (31 December 2018: $62.1bn).